Related Party Transactions	12 Months Ended
Mar. 31, 2020
Related Party Transactions [Abstract]
Related party transactions

16. Related party transactions

The table below sets forth major related parties and their relationships with the Company:

Company Name	Relationship with the Company
Hangzhou Ruhnn	Parent Company prior to Equity Restructuring
Yi Zhang	Shareholder of the Company
Dayi (Shanghai) Film Culture Studio (“Dayi Studio”)	Controlled and owned by Yi Zhang
Shanghai Xiuxi Culture Communication Studio (“Xiuxi Studio”)	Controlled and owned by Yi Zhang
Hangzhou Wunai Yidui Trade Co., Ltd. (“Wunai Yidui”)	Controlled and owned by Yi Zhang
Shanghai Menglei Corporation Management Center (“Menglei”)	Controlled and owned by Yi Zhang
Shanghai Mengqin Corporation Management Center (“Mengqin”)	Controlled and owned by Yi Zhang
Shanghai Mengxiang Corporation Management Center (“Mengxiang”)	Controlled and owned by Yi Zhang
Daohua Mama Culture Communication Studio (“Daohua Mama”)	Controlled and owned by Sijia Chen, spouse of Min Feng, founder and chairman of the Company

The Company entered into the following transactions with its related parties:

During the year ended March 31, 2020, the Company engaged KOL services from Dayi Studio, Menglei, Mengqin, Mengxiang and Daohua Mama with service expenses of RMB24,437, RMB18,794, RMB18,794, RMB18,794 and RMB9,958, respectively.

During the year ended March 31, 2019, the Company engaged KOL services from Dayi Studio and Xiuxi Studio with service expenses of RMB21,378 and RMB42,436, respectively.

During the year ended March 31, 2018, the Company engaged KOL services from Dayi Studio with service expenses of RMB42,111.

During the year ended March 31, 2019, Hangzhou Ruhnn sold buildings and related leasehold improvements at an amount of RMB125,398 to Hanyi E-Commerce. The amount had been fully paid during the year ended March 31, 2020.

On October 4, 2018, as part of the Equity Restructuring, Hangzhou Ruhnn waived payables in the amount of RMB50,233 which were incurred in relation to payroll expenses paid to certain employees on behalf of the Company. The amounts due to Hangzhou Ruhnn waived in connection with the Equity Restructuring were recorded as a capital contribution in additional paid-in capital on the combined and consolidated statements of shareholders’ deficits.

In March 2019, in order to acquire the remaining ownership of Hangzhou Dayi, and convert it from a 51%-owned subsidiary to a wholly owned subsidiary of Hanyi E-Commerce, the Company entered into the following agreements with Yi Zhang, one of the top KOLs of the Company, and her affiliated entities: (i) an equity interest transfer agreement pursuant to which Hangzhou Wunai Yidui Trade Co., Ltd. agreed to transfer 49% equity interest in Hangzhou Dayi to Hanyi E-Commerce; and (ii) a share purchase agreement pursuant to which the Company agreed to issue 44,165,899 ordinary shares, which have been re-designated to Class A ordinary shares, to China Himalaya Investment Limited, a company wholly owned by Yi Zhang. The fair value of shares issued to Yi Zhang had been allocated to the acquisition of the noncontrolling interest of Hangzhou Dayi and exclusive cooperation rights at RMB656,000 and RMB103,000, respectively, which were determined with the assistance of a third party valuation company. These transactions were completed in the same month. In connection with these transactions, Yi Zhang also agreed to continue her exclusive cooperation with the Company in online sales of women apparel products until the later of five years after the completion of the initial public offering or when her beneficial interests in the company fall below 5%.

As of March 31, 2019 and 2020, details of amounts due to related parties were as follows:

	As of March 31,
	2019	2020
	(Amounts in thousands of RMB)
Amounts due to:
Hangzhou Ruhnn(1)	559,869	-
Xiuxi Studio(2)	14,500	-
Dayi Studio(2)	-	6,889
Menglei(2)	-	3,382
Mengqin(2)	-	3,382
Mengxiang(2)	-	3,382
Daohua Mama(3)	-	572
Wunai Yidui	490	490
Total	574,859	18,097

(1)

Includes loan payable of RMB434,471 as of March 31, 2019. Interest due under these related party loans are waived by Hangzhou Ruhnn. Interest expenses to Hangzhou Ruhnn were nil for both years ended March 31, 2019 and 2020. As of March 31, 2020, Hanyi E-Commerce fully repaid the amount due to Hangzhou Ruhnn as part of the Equity Restructuring. See Note 1.

(2)	Represents service fee payable for KOL services to Yi Zhang.
(3)	Represents service fee payable for KOL services to Sijia Chen.